     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 19, 2010

                                                FILE NOS. 333-162504; 811-22339

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4


     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                        [X]
                          PRE-EFFECTIVE AMENDMENT NO.                               [_]
                          POST-EFFECTIVE AMENDMENT NO. 2                            [X]

                             AND/OR

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                   [X]
                         AMENDMENT NO. 6                                            [X]
                (CHECK APPROPRIATE BOX OR BOXES)


                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3
                          (EXACT NAME OF REGISTRANT)

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK
                              (NAME OF DEPOSITOR)

             666 THIRD AVENUE, 9TH FLOOR, NEW YORK, NEW YORK 10017 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICE, ZIP CODE)

                                (804) 281-6000
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                            MICHAEL D. PAPPAS, ESQ.
                           ASSOCIATE GENERAL COUNSEL
                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK
                             6610 W. BROAD STREET
                           RICHMOND, VIRGINIA 23230
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

          -------------------------------------------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:   As soon as practicable after
the effective date of this Registration Statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:

[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[_] on (date) pursuant to paragraph (b) of Rule 485

[X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485


[_] on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE CHECK THE FOLLOWING BOX:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

TITLE OF SECURITIES BEING REGISTERED: Flexible Purchase Payment Variable Deferred Annuity Contracts

================================================================================

                    SUPPLEMENT DATED SEPTEMBER   , 2010 TO

                      PROSPECTUS DATED APRIL 30, 2010 FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

INCOME PROTECTOR

    A. NEW WITHDRAWAL FACTOR PERCENTAGES FOR CONTRACTS ISSUED ON OR AFTER
       SEPTEMBER   , 2010

   If the Income Protector rider is elected with the purchase of the contract, new Withdrawal Factor Percentages for Income Protector will apply for
   contracts issued on or after the later of September   , 2010, or the date on
   which state insurance authorities approve contract modifications.

   FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF SEPTEMBER   , 2010, OR THE
   DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE CONTRACT MODIFICATIONS, the Withdrawal Factor Percentages for the Income Protector rider are as follows:



                          AGE OF    SINGLE     JOINT
                          YOUNGER  ANNUITANT ANNUITANT
                         ANNUITANT CONTRACT  CONTRACT
                         -----------------------------
                           50-54     3.00%     2.75%
                           55-59     4.00%     3.75%
                           60-64     4.50%     4.25%
                           65-69     5.25%     5.00%
                           70-74     6.00%     5.75%
                           75-79     6.25%     6.00%
                            80+      7.00%     6.75%
                         -----------------------------



   FOR CONTRACTS ISSUED BEFORE THE LATER OF SEPTEMBER   , 2010, OR THE DATE ON
   WHICH STATE INSURANCE AUTHORITIES APPROVE CONTRACT MODIFICATIONS, the Withdrawal Factor Percentages for the Income Protector rider are as follows:



                          AGE OF    SINGLE     JOINT
                          YOUNGER  ANNUITANT ANNUITANT
                         ANNUITANT CONTRACT  CONTRACT
                         -----------------------------
                           50-54     3.00%     2.75%
                           55-59     4.00%     3.75%
                           60-64     4.50%     4.25%
                           65-69     5.00%     4.75%
                           70-74     5.50%     5.25%
                           75-79     6.00%     5.75%
                            80+      7.00%     6.75%
                         -----------------------------



   The disclosure in the "Income Protector" section of the prospectus, under the heading, "Withdrawal Limit," is revised accordingly.

48928NY SUPP__09/__/10

    B. EXAMPLES

   The examples for Income Protector that begin on page 48 of the prospectus will remain as examples for contracts issued before the later of September
     , 2010, or the date on which state insurance authorities approve contract modifications. The following examples will be added for contracts issued on
   or after the later of September   , 2010, or the date on which state
   insurance authorities approve contract modifications.

   EXAMPLES

   FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF SEPTEMBER   , 2010, OR THE
   DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE CONTRACT MODIFICATIONS

   The following examples show how Income Protector works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

   This example assumes:

       (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Income Protector without the Principal Protection Death Benefit;

       (2) the owner makes no additional purchase payments;

       (3) the owner is age 56 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.25%;

       (4) the Roll-Up Value increases for ten years;

       (5) the contract earns a net return of -2% before rider charges are deducted; and

       (6) the owner dies upon reaching age 90.



                                                             PURCHASE
                                           CONTRACT VALUE -   PAYMENT     MAXIMUM
                               WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
    56           $100,000        $    0        $96,868       $100,000    $100,000    $106,000      $106,000     $100,000
    57             96,868             0         93,730        100,000     100,000     112,360       112,360      100,000
    58             93,730             0         90,583        100,000     100,000     119,102       119,102      100,000
    59             90,583             0         87,422        100,000     100,000     126,248       126,248      100,000
    60             87,422             0         84,244        100,000     100,000     133,823       133,823      100,000
    61             84,244             0         81,044        100,000     100,000     141,852       141,852      100,000
    62             81,044             0         77,817        100,000     100,000     150,363       150,363      100,000
    63             77,817             0         74,557        100,000     100,000     159,385       159,385      100,000
    64             74,557             0         71,261        100,000     100,000     168,948       168,948      100,000
    65             71,261         9,402         58,521        100,000     100,000     179,085       179,085       86,158
    66             58,521         9,402         45,993        100,000     100,000     179,085       179,085       71,535
    67             45,993         9,402         33,676        100,000     100,000     179,085       179,085       55,922
    68             33,676         9,402         21,606        100,000     100,000     179,085       179,085       38,966
    69             21,606         9,402          9,777        100,000     100,000     179,085       179,085       19,864
    70              9,777         9,402              0        100,000     100,000     179,085       179,085            0
    71                  0         9,402              0        100,000     100,000     179,085       179,085            0
    72                  0         9,402              0        100,000     100,000     179,085       179,085            0
    73                  0         9,402              0        100,000     100,000     179,085       179,085            0
    74                  0         9,402              0        100,000     100,000     179,085       179,085            0
    75                  0         9,402              0        100,000     100,000     179,085       179,085            0
    76                  0         9,402              0        100,000     100,000     179,085       179,085            0
    77                  0         9,402              0        100,000     100,000     179,085       179,085            0
    78                  0         9,402              0        100,000     100,000     179,085       179,085            0

                                                             PURCHASE
                                           CONTRACT VALUE -   PAYMENT     MAXIMUM
                               WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
    79              $0           $9,402           $0         $100,000    $100,000    $179,085      $179,085        $0
    80               0            9,402            0          100,000     100,000     179,085       179,085         0
    81               0            9,402            0          100,000     100,000     179,085       179,085         0
    82               0            9,402            0          100,000     100,000     179,085       179,085         0
    83               0            9,402            0          100,000     100,000     179,085       179,085         0
    84               0            9,402            0          100,000     100,000     179,085       179,085         0
    85               0            9,402            0          100,000     100,000     179,085       179,085         0
    86               0            9,402            0          100,000     100,000     179,085       179,085         0
    87               0            9,402            0          100,000     100,000     179,085       179,085         0
    88               0            9,402            0          100,000     100,000     179,085       179,085         0
    89               0            9,402            0          100,000     100,000     179,085       179,085         0
    90               0            9,402            0          100,000     100,000     179,085       179,085         0
--------------------------------------------------------------------------------------------------------------------------

   This example assumes:

       (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Income Protector without the Principal Protection Death Benefit;

       (2) the owner makes no additional purchase payments;

       (3) the owner is age 56 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.25%;

       (4) the Roll-Up Value increases for ten years;

       (5) the contract earns a net return of 8% before rider charges are deducted; and

       (6) the owner dies upon reaching age 90.



                                                             PURCHASE
                                           CONTRACT VALUE -   PAYMENT     MAXIMUM
                               WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
    56           $100,000        $     0       $106,826      $100,000    $100,000    $106,000      $106,000     $106,826
    57            106,826              0        114,127       100,000     106,826     112,360       112,360      114,127
    58            114,127              0        121,938       100,000     114,127     119,102       119,102      121,938
    59            121,938              0        130,291       100,000     121,938     126,248       126,248      130,291
    60            130,291              0        139,225       100,000     130,291     133,823       133,823      139,225
    61            139,225              0        148,777       100,000     139,225     141,852       141,852      148,777
    62            148,777              0        158,990       100,000     148,777     150,363       150,363      158,990
    63            158,990              0        169,908       100,000     158,990     159,385       159,385      169,908
    64            169,908              0        181,576       100,000     169,908     168,948       169,908      181,576
    65            181,576          9,533        184,513       100,000     181,576     179,085       181,576      184,513
    66            184,513          9,687        187,498       100,000     184,513     179,085       184,513      187,498
    67            187,498          9,844        190,530       100,000     187,498     179,085       187,498      190,530
    68            190,530         10,003        193,612       100,000     190,530     179,085       190,530      193,612
    69            193,612         10,165        196,744       100,000     193,612     179,085       193,612      196,744
    70            196,744         10,329        199,926       100,000     196,744     179,085       196,744      199,926
    71            199,926         10,496        203,160       100,000     199,926     179,085       199,926      203,160
    72            203,160         10,666        206,446       100,000     203,160     179,085       203,160      206,446
    73            206,446         10,838        209,786       100,000     206,446     179,085       206,446      209,786
    74            209,786         11,014        213,179       100,000     209,786     179,085       209,786      213,179
    75            213,179         11,192        216,627       100,000     213,179     179,085       213,179      216,627
    76            216,627         11,373        222,585       100,000     216,627     179,085       216,627      222,585
    77            222,585         11,686        228,706       100,000     222,585     179,085       222,585      228,706
    78            228,706         12,007        234,995       100,000     228,706     179,085       228,706      234,995
    79            234,995         12,337        241,458       100,000     234,995     179,085       234,995      241,458
    80            241,458         12,677        248,098       100,000     241,458     179,085       241,458      248,098
    81            248,098         13,025        254,920       100,000     248,098     179,085       248,098      254,920
    82            254,920         13,383        261,931       100,000     254,920     179,085       254,920      261,931
    83            261,931         13,751        269,134       100,000     261,931     179,085       261,931      269,134
    84            269,134         14,130        276,535       100,000     269,134     179,085       269,134      276,535
    85            276,535         14,518        284,140       100,000     276,535     179,085       276,535      284,140
    86            284,140         14,917        291,953       100,000     284,140     179,085       284,140      291,953
    87            291,953         15,328        299,982       100,000     291,953     179,085       291,953      299,982
    88            299,982         15,749        308,232       100,000     299,982     179,085       299,982      308,232
    89            308,232         16,182        316,708       100,000     308,232     179,085       308,232      316,708
    90            316,708         16,627        325,417       100,000     316,708     179,085       316,708      325,417
--------------------------------------------------------------------------------------------------------------------------

   This example assumes:

       (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Income Protector with the Principal Protection Death Benefit;

       (2) the owner makes no additional purchase payments;

       (3) the owner is age 75 at issue, waits one year before taking a withdrawal, and has a Withdrawal Factor of 6.25%;

       (4) the Roll-Up Value increases for one year;

       (5) the contract earns a net return of -2% before rider charges are deducted; and

       (6) the owner dies upon reaching age 90.



                                                             PURCHASE
                                           CONTRACT VALUE -   PAYMENT     MAXIMUM
                               WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
    75           $100,000        $6,625        $89,746       $100,000    $100,000    $106,000      $106,000      $93,375
    76             89,746         6,625         79,698        100,000     100,000     106,000       106,000       86,750
    77             79,698         6,625         69,883        100,000     100,000     106,000       106,000       80,125
    78             69,883         6,625         60,297        100,000     100,000     106,000       106,000       73,500
    79             60,297         6,625         50,936        100,000     100,000     106,000       106,000       66,875
    80             50,936         6,625         41,755        100,000     100,000     106,000       106,000       60,250
    81             41,755         6,625         32,791        100,000     100,000     106,000       106,000       53,625
    82             32,791         6,625         24,038        100,000     100,000     106,000       106,000       47,000
    83             24,038         6,625         15,494        100,000     100,000     106,000       106,000       40,375
    84             15,494         6,625          7,153        100,000     100,000     106,000       106,000       33,750
    85              7,153         6,625              0        100,000     100,000     106,000       106,000       27,125
    86                  0         6,625              0        100,000     100,000     106,000       106,000       20,500
    87                  0         6,625              0        100,000     100,000     106,000       106,000       13,875
    88                  0         6,625              0        100,000     100,000     106,000       106,000        7,250
    89                  0         6,625              0        100,000     100,000     106,000       106,000          625
    90                  0         6,625              0        100,000     100,000     106,000       106,000            0
--------------------------------------------------------------------------------------------------------------------------

   This example assumes:

       (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Income Protector with the Principal Protection Death Benefit;

       (2) the owner makes no additional purchase payments;

       (3) the owner is age 75 at issue, waits one year before taking a withdrawal, and has a Withdrawal Factor of 6.25%;

       (4) the Roll-Up Value increases for one year;

       (5) the contract earns a net return of 8% before rider charges are deducted; and

       (6) the owner dies upon reaching age 90.



                                                             PURCHASE
                                           CONTRACT VALUE -   PAYMENT     MAXIMUM
                               WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
    75           $100,000        $6,625        $99,686       $100,000    $100,000    $106,000      $106,000      $99,686
    76             99,686         6,625         99,346        100,000     100,000     106,000       106,000       99,346
    77             99,346         6,625         99,013        100,000     100,000     106,000       106,000       99,013
    78             99,013         6,625         98,687        100,000     100,000     106,000       106,000       98,687
    79             98,687         6,625         98,370        100,000     100,000     106,000       106,000       98,370
    80             98,370         6,625         98,061        100,000     100,000     106,000       106,000       98,061
    81             98,061         6,625         97,762        100,000     100,000     106,000       106,000       97,762
    82             97,762         6,625         97,472        100,000     100,000     106,000       106,000       97,472
    83             97,472         6,625         97,194        100,000     100,000     106,000       106,000       97,194
    84             97,194         6,625         96,927        100,000     100,000     106,000       106,000       96,927
    85             96,927         6,625         96,674        100,000     100,000     106,000       106,000       96,674
    86             96,674         6,625         96,434        100,000     100,000     106,000       106,000       96,434
    87             96,434         6,625         96,209        100,000     100,000     106,000       106,000       96,209
    88             96,209         6,625         96,000        100,000     100,000     106,000       106,000       96,000
    89             96,000         6,625         95,808        100,000     100,000     106,000       106,000       95,808
    90             95,808         6,625         95,635        100,000     100,000     106,000       106,000       95,635
--------------------------------------------------------------------------------------------------------------------------

   This example assumes:

       (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Income Protector with the Principal Protection Death Benefit;

       (2) the owner makes no additional purchase payments;

       (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.25%;

       (4) the Roll-Up Value increases for ten years;

       (5) at age 65, the owner takes an excess withdrawal of $5,000;

       (6) the contract earns a net return of -2% before rider charges are deducted; and

       (7) the owner dies upon reaching age 90.



                                                             PURCHASE
                                           CONTRACT VALUE -   PAYMENT     MAXIMUM
                               WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
    52           $100,000        $     0       $96,669       $100,000    $100,000    $106,000      $106,000     $100,000
    53             96,669              0        93,337        100,000     100,000     112,360       112,360      100,000
    54             93,337              0        89,999        100,000     100,000     119,102       119,102      100,000
    55             89,999              0        86,652        100,000     100,000     126,248       126,248      100,000
    56             86,652              0        83,291        100,000     100,000     133,823       133,823      100,000
    57             83,291              0        79,911        100,000     100,000     141,852       141,852      100,000
    58             79,911              0        76,508        100,000     100,000     150,363       150,363      100,000
    59             76,508              0        73,076        100,000     100,000     159,385       159,385      100,000
    60             73,076              0        69,611        100,000     100,000     168,948       168,948      100,000
    61             69,611              0        66,107        100,000     100,000     179,085       179,085      100,000
    62             66,107              0        62,632        100,000     100,000     179,085       179,085      100,000
    63             62,632              0        59,225        100,000     100,000     179,085       179,085      100,000
    64             59,225              0        55,887        100,000     100,000     179,085       179,085      100,000
    65             55,887         14,402        38,214         88,430      88,430     158,364       158,364       80,116
    66             38,214          8,314        27,198         88,430      88,430     158,364       158,364       71,801
    67             27,198          8,314        16,424         88,430      88,430     158,364       158,364       63,487
    68             16,424          8,314         5,883         88,430      88,430     158,364       158,364       55,173
    69              5,883          8,314             0         88,430      88,430     158,364       158,364       46,859
    70                  0          8,314             0         88,430      88,430     158,364       158,364       38,545
    71                  0          8,314             0         88,430      88,430     158,364       158,364       30,231
    72                  0          8,314             0         88,430      88,430     158,364       158,364            0
    73                  0          8,314             0         88,430      88,430     158,364       158,364            0
    74                  0          8,314             0         88,430      88,430     158,364       158,364            0
    75                  0          8,314             0         88,430      88,430     158,364       158,364            0
    76                  0          8,314             0         88,430      88,430     158,364       158,364            0
    77                  0          8,314             0         88,430      88,430     158,364       158,364            0
    78                  0          8,314             0         88,430      88,430     158,364       158,364            0
    79                  0          8,314             0         88,430      88,430     158,364       158,364            0
    80                  0          8,314             0         88,430      88,430     158,364       158,364            0
    81                  0          8,314             0         88,430      88,430     158,364       158,364            0
    82                  0          8,314             0         88,430      88,430     158,364       158,364            0
    83                  0          8,314             0         88,430      88,430     158,364       158,364            0
    84                  0          8,314             0         88,430      88,430     158,364       158,364            0
    85                  0          8,314             0         88,430      88,430     158,364       158,364            0
    86                  0          8,314             0         88,430      88,430     158,364       158,364            0
    87                  0          8,314             0         88,430      88,430     158,364       158,364            0
    88                  0          8,314             0         88,430      88,430     158,364       158,364            0
    89                  0          8,314             0         88,430      88,430     158,364       158,364            0
    90                  0          8,314             0         88,430      88,430     158,364       158,364            0
--------------------------------------------------------------------------------------------------------------------------

   This example assumes:

       (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Income Protector with the Principal Protection Death Benefit;

       (2) the owner makes no additional purchase payments;

       (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.25%;

       (4) the Roll-Up Value increases for ten years;

       (5) at age 65, the owner takes an excess withdrawal of $5,000;

       (6) the contract earns a net return of 8% before rider charges are deducted; and

       (7) the owner dies upon reaching age 90.



                                                             PURCHASE
                                           CONTRACT VALUE -   PAYMENT     MAXIMUM
                               WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
    52           $100,000        $     0       $106,620      $100,000    $100,000    $106,000      $106,000     $106,620
    53            106,620              0        113,699       100,000     106,620     112,360       112,360      113,699
    54            113,699              0        121,270       100,000     113,699     119,102       119,102      121,270
    55            121,270              0        129,365       100,000     121,270     126,248       126,248      129,365
    56            129,365              0        138,023       100,000     129,365     133,823       133,823      138,023
    57            138,023              0        147,280       100,000     138,023     141,852       141,852      147,280
    58            147,280              0        157,178       100,000     147,280     150,363       150,363      157,178
    59            157,178              0        167,760       100,000     157,178     159,385       159,385      167,760
    60            167,760              0        179,072       100,000     167,760     168,948       168,948      179,072
    61            179,072              0        191,163       100,000     179,072     179,085       179,085      191,163
    62            191,163              0        204,086       100,000     191,163     179,085       191,163      204,086
    63            204,086              0        217,896       100,000     204,086     179,085       204,086      217,896
    64            217,896              0        232,654       100,000     217,896     179,085       217,896      232,654
    65            232,654         17,214        231,211        97,883     232,654     175,294       232,654      231,211
    66            231,211         11,956        234,989        97,883     227,729     175,294       227,729      234,989
    67            234,989         12,337        238,631        97,883     234,989     175,294       234,989      238,631
    68            238,631         12,528        242,358        97,883     238,631     175,294       238,631      242,358
    69            242,358         12,724        246,170        97,883     242,358     175,294       242,358      246,170
    70            246,170         12,924        250,070        97,883     246,170     175,294       246,170      250,070
    71            250,070         13,129        254,060        97,883     250,070     175,294       250,070      254,060
    72            254,060         13,338        261,047        97,883     254,060     175,294       254,060      261,047
    73            261,047         13,705        268,226        97,883     261,047     175,294       261,047      268,226
    74            268,226         14,082        275,602        97,883     268,226     175,294       268,226      275,602
    75            275,602         14,469        283,181        97,883     275,602     175,294       275,602      283,181
    76            283,181         14,867        290,968        97,883     283,181     175,294       283,181      290,968
    77            290,968         15,276        298,970        97,883     290,968     175,294       290,968      298,970
    78            298,970         15,696        307,192        97,883     298,970     175,294       298,970      307,192
    79            307,192         16,128        315,639        97,883     307,192     175,294       307,192      315,639
    80            315,639         16,571        324,319        97,883     315,639     175,294       315,639      324,319
    81            324,319         17,027        333,238        97,883     324,319     175,294       324,319      333,238
    82            333,238         17,495        342,402        97,883     333,238     175,294       333,238      342,402
    83            342,402         17,976        351,818        97,883     342,402     175,294       342,402      351,818
    84            351,818         18,470        361,493        97,883     351,818     175,294       351,818      361,493
    85            361,493         18,978        371,434        97,883     361,493     175,294       361,493      371,434
    86            371,434         19,500        381,649        97,883     371,434     175,294       371,434      381,649
    87            381,649         20,037        392,144        97,883     381,649     175,294       381,649      392,144
    88            392,144         20,588        402,928        97,883     392,144     175,294       392,144      402,928
    89            402,928         21,154        414,009        97,883     402,928     175,294       402,928      414,009
    90            414,009         21,735        425,394        97,883     414,009     175,294       414,009      425,394
--------------------------------------------------------------------------------------------------------------------------



   The examples provided in the "Income Protector" section of the prospectus are revised accordingly.

   Part A and Part B of Post-Effective Amendment No. 1 to the Registration Statement, which was filed with the Securities and Exchange Commission on April 26, 2010, and the forms of prospectus and Statement of Additional Information filed thereafter pursuant to Rule 497 under the Securities Act of 1933, are incorporated by reference into this Post-Effective Amendment No. 2 to the Registration Statement.


                                    PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

   (A) FINANCIAL STATEMENTS

   All required financial statements are included in Part B of this Registration Statement.

   (B) EXHIBITS

 (1) Resolution of Board of Directors of Genworth Life Insurance Company of New York authorizing the establishment of Genworth Life of New
             York VA Separate Account 3. Previously filed on October 15, 2009, with the Initial Registration Statement to Form N-4 for Genworth Life of New York VA Separate Account 3, Registration No. 333-162504.

 (2)         Not Applicable.

 (3)(a)      Underwriting Agreement between Genworth Life Insurance Company of New
             York and Capital Brokerage Corporation. Previously filed on May 13,
             1998, with Pre-Effective Amendment 1 to Form N-4 for Genworth Life of
             New York VA Separate Account 1 (formerly GE Capital Life Separate
             Account II), Registration No. 333-39955.

 (3)(b)      Dealer Sales Agreement. Previously filed on May 13, 1998 with
             Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New
             York VA Separate Account 1 (formerly GE Capital Life Separate Account
             II), Registration No. 333-39955.

 (4)(a)(i)   Flexible Purchase Payment Variable Deferred Annuity Contract, Form
             NY1166E 09/09. Previously filed on October 15, 2009, with the Initial
             Registration Statement to Form N-4 for Genworth Life of New York VA
             Separate Account 3, Registration No. 333-162504.

 (4)(a)(ii)  Guarantee Account Endorsement, Form NY5347 3/07. Previously filed on
             October 15, 2009, with the Initial Registration Statement to Form N-4 for Genworth Life of New York VA Separate Account 3, Registration No.
             333-162504.

 (4)(a)(iii) Surrender Charge Endorsement, Form NY5345 3/07. Previously filed on
             October 15, 2009, with the Initial Registration Statement to Form N-4 for Genworth Life of New York VA Separate Account 3, Registration No.
             333-162504.

 (4)(a)(iv) Annuity Commencement Date Endorsement, Form NY5241 1/03. Previously filed on October 15, 2009, with the Initial Registration Statement to
             Form N-4 for Genworth Life of New York VA Separate Account 3,
             Registration No. 333-162504.

 (4)(a)(v) Optional Death Proceeds Endorsement, Form NY5344 3/07. Previously filed on October 15, 2009, with the Initial Registration Statement to
             Form N-4 for Genworth Life of New York VA Separate Account 3,
             Registration No. 333-162504.

 (4)(a)(vi)  Waiver of Surrender Charge -- Terminal Illness or Confinement to a
             Medical Care Facility Endorsement, Form NY5428 09/09. Previously filed on October 15, 2009, with the Initial Registration Statement to
             Form N-4 for Genworth Life of New York VA Separate Account 3,
             Registration No. 333-162504.

 (4)(a)(vii)  Death Benefit Endorsement, Form NY5360 07/07. Previously filed on
              October 15, 2009, with the Initial Registration Statement to Form N-4 for Genworth Life of New York VA Separate Account 3, Registration No.
              333-162504.

 (4)(a)(viii) Payment Choice Endorsement, Form NY5357 06/07. Previously filed on
              October 15, 2009, with the Initial Registration Statement to Form N-4 for Genworth Life of New York VA Separate Account 3, Registration No.
              333-162504.

 (4)(a)(ix)   Individual Retirement Annuity Endorsement, Form NY5369 8/07.
              Previously filed on October 15, 2009, with the Initial Registration
              Statement to Form N-4 for Genworth Life of New York VA Separate
              Account 3, Registration No. 333-162504.

 (4)(a)(x)    Roth Individual Retirement Annuity Endorsement, Form NY5370 8/07.
              Previously filed on October 15, 2009, with the Initial Registration
              Statement to Form N-4 for Genworth Life of New York VA Separate
              Account 3, Registration No. 333-162504.

 (4)(b)(i)(a) Guaranteed Minimum Benefit for Life Rider, Form NY5423 09/09.
              Previously filed on October 15, 2009, with the Initial Registration
              Statement to Form N-4 for Genworth Life of New York VA Separate
              Account 3, Registration No. 333-162504.

 (4)(b)(i)(b) Guaranteed Minimum Benefit for Life Rider, Form NY5423DB 09/09.
              Previously filed on October 15, 2009, with the Initial Registration
              Statement to Form N-4 for Genworth Life of New York VA Separate
              Account 3, Registration No. 333-162504.

 (4)(c)(1)    Annual Step-Up Death Benefit Rider, Form NY5429 09/09. Previously
              filed on October 15, 2009, with the Initial Registration Statement to
              Form N-4 for Genworth Life of New York VA Separate Account 3,
              Registration No. 333-162504.

 (5)          Form of Application. Previously filed on May 3, 2007 with
              Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New
              York VA Separate Account 1, Registration No. 333-140908.

 (6)(a)       Amended and Restated Articles of Incorporation of Genworth Life
              Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 10 to Form N-4 for Genworth Life of
              New York VA Separate Account 1, Registration No. 333-97085.

 (6)(b)       By-Laws of Genworth Life Insurance Company of New York. Previously
              filed on January 3, 2006 with Post-Effective Amendment No. 10 to Form
              N-4 for Genworth Life of New York VA Separate Account 1, Registration
              No. 333-97085.

 (7)          Reinsurance Agreements. Previously filed on April 26, 2010 with
              Post-Effective Amendment No. 1 to Form N-4 for Genworth Life of New
              York VA Separate Account 3, Registration No. 333-162504.

 (8)(a)(i) Fund Participation Agreement between Genworth Life Insurance Company of New York and AIM Variable Insurance Funds. Previously filed on
              April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for
              Genworth Life of New York VA Separate Account 1, Registration
              No. 333-47016.

 (8)(a)(ii)   Amendment to Fund Participation Agreement between Genworth Life
              Insurance Company of New York and AIM Variable Insurance Funds.
              Previously filed on May 3, 2007 with Pre-Effective Amendment No. 1 to
              Form N-4 for Genworth Life of New York VA Separate Account 1,
              Registration No. 333-140908.

 (8)(b)(i)    Fund Participation Agreement between Genworth Life Insurance Company of New York and AllianceBernstein Variable Products Series Fund, Inc.
              Previously filed on April 28, 2005 with Post-Effective Amendment No.
              19 to Form N-4 for Genworth Life of New York VA Separate Account 1,
              Registration No. 333-47016.

 (8)(b)(ii)   Amendment to Fund Participation Agreement between Genworth Life
              Insurance Company of New York and AllianceBernstein Variable Products
              Series Fund, Inc. Previously filed on May 3, 2007 with Pre-Effective
              Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate
              Account 1, Registration No. 333-140908.

 (8)(c)(i)  Form of Fund Participation Agreement between Genworth Life Insurance
            Company of New York and American Century Variable Portfolios II, Inc.
            Previously filed on April 28, 2005 with Post-Effective Amendment No.
            19 to Form N-4 for Genworth Life of New York VA Separate Account 1,
            Registration No. 333-47016.

 (8)(d)(i) Fund Participation Agreement between Genworth Life Insurance Company of New York and Merrill Lynch Variable Series Funds, Inc. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form
            N-4 for Genworth Life of New York VA Separate Account 1, Registration
            No. 333-47016.

 (8)(d)(ii) First Amendment to the Participation Agreement between BlackRock
            Variable Series Funds, Inc., BlackRock Distributors, Inc. and
            Genworth Life Insurance Company of New York. Previously filed on
            April 29, 2008 with Post-Effective Amendment No. 2 to Form N-4 for
            Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-143148.

 (8)(e)(i) Fund Participation Agreement between Genworth Life Insurance Company of New York and Nations Separate Account Trust. Previously filed on
            April 30, 2004 with Post-Effective Amendment No. 4 to Form N-4 for
            Genworth Life of New York VA Separate Account 1, Registration
            No. 333-97085.

 (8)(f)(i) Fund Participation Agreement between Genworth Life Insurance Company of New York and Eaton Vance Variable Trust. Previously filed on
            December 19, 2002 with Pre-Effective Amendment No. 1 to Form N-4 for
            Genworth Life of New York VA Separate Account 1, Registration No.
            333-97085.

 (8)(f)(ii) Amendment to Fund Participation Agreement between Genworth Life
            Insurance Company of New York and Eaton Vance Variable Trust.
            Previously filed on May 3, 2007 with Pre-Effective Amendment No. 1 to
            Form N-4 for Genworth Life of New York VA Separate Account 1,
            Registration No. 333-140908.

 (8)(g)(i) Fund Participation Agreement between Genworth Life Insurance Company of New York and Federated Insurance Series. Previously filed on April
            25, 2007 with Post-Effective Amendment No. 16 to Form N-4 for
            Genworth Life of New York VA Separate Account 1, Registration
            No. 333-97085.

 (8)(h)(i)  Amended and Restated Fund Participation Agreement among Variable
            Insurance Products Funds, Fidelity Distributors Corporation and
            Genworth Life Insurance Company of New York. Previously filed on
            April 29, 2008 with Post-Effective Amendment No. 2 to Form N-4 for
            Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-143148.

 (8)(h)(ii) First Amendment to Amended and Restated Fund Participation Agreement
            among Variable Insurance Products Funds, Fidelity Distributors
            Corporation and Genworth Life Insurance Company of New York.
            Previously filed on April 29, 2008 with Post-Effective Amendment
            No. 2 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-143148.

 (8)(i)(i)  Amended and Restated Fund Participation Agreement between Genworth
            Life Insurance Company of New York and Franklin Templeton Variable
            Insurance Products Trust. Previously filed on April 24, 2006 with
            Post-Effective Amendment No. 12 to Form N-4 for Genworth Life of New
            York VA Separate Account 1, Registration No. 333-97085.

 (8)(j)(i) Fund Participation Agreement between Genworth Life Insurance Company of New York and GE Investments Funds, Inc. Previously filed on
            September 1, 2006 with Post-Effective Amendment No. 13 to Form N-4 for Genworth Life of New York VA Separate Account 1, Registration
            No. 333-97085.

 (8)(k)(i) Fund Participation Agreement between Genworth Life Insurance Company of New York, Genworth Variable Insurance Trust and Genworth Financial
            Wealth Management, Inc. Previously filed on April 27, 2009 with
            Post-Effective Amendment No. 5 to Form N-4 for Genworth Life of New
            York VA Separate Account 1, Registration No. 333-134457.

 (8)(l)(i) Fund Participation Agreement between Genworth Life Insurance Company of New York and Janus Aspen Series. Previously filed on April 28,
            2009 with Post-Effective Amendment No. 19 to Form N-4 for Genworth
            Life of New York VA Separate Account 1, Registration No. 333-47016.

 (8)(m)(i)  Form of Fund Participation Agreement between Genworth Life Insurance
            Company of New York and Oppenheimer Variable Account Funds.
            Previously filed on December 7, 2000 with Pre-Effective Amendment No.
            1 to Form N-4 for Genworth Life of New York VA Separate Account 1,
            Registration No. 333-47016.

 (8)(n)(i) Fund Participation Agreement between Genworth Life Insurance Company of New York and PIMCO Variable Insurance Trust. Previously filed on
            April 28, 2009 with Post-Effective Amendment No. 19 to Form N-4 for
            Genworth Life of New York VA Separate Account 1, Registration No.
            333-47016.

 (8)(n)(ii) Amendment to Fund Participation Agreement between Genworth Life
            Insurance Company of New York and PIMCO Variable Insurance Trust.
            Previously filed on May 3, 2007 with Pre-Effective Amendment No. 1 to
            Form N-4 for Genworth Life of New York VA Separate Account 1,
            Registration No. 333-140908.

 (8)(o)(i) Fund Participation Agreement between Genworth Life Insurance Company of New York and The Prudential Series Fund. Previously filed on
            May 3, 2007 with Pre-Effective Amendment No. 1 to Form N-4 for
            Genworth Life of New York VA Separate Account 1, Registration
            No. 333-140908.

 (8)(p)(i) Fund Participation Agreement between Genworth Life Insurance Company of New York and Van Kampen Life Investment Trust. Previously filed on
            May 3, 2007 with Pre-Effective Amendment No. 1 to Form N-4 for
            Genworth Life of New York VA Separate Account 1, Registration
            No. 333-140908.

 (9)        Opinion and Consent of Michael D. Pappas, Counsel for Genworth Life
            Insurance Company of New York. Previously filed on April 26, 2010 with Post-Effective Amendment No. 1 to Form N-4 for Genworth Life of
            New York VA Separate Account 3, Registration No. 333-162504.

(10) Consent of Independent Registered Public Accounting Firm. Previously filed on April 26, 2010 with Post-Effective Amendment No. 1 to Form
            N-4 for Genworth Life of New York VA Separate Account 3, Registration
            No. 333-162504.

(11)        Not Applicable.

(12)        Not Applicable.

(13)        Power of Attorney. Previously filed on December 22, 2009 with
            Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New
            York VA Separate Account 3, Registration No. 333-162504.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


       NAME                    ADDRESS                      POSITION WITH COMPANY
       ----                    -------                      ---------------------
David J. Sloane..... 666 Third Avenue, 9th Floor  Director, Chairperson of the Board,
                     New York, New York 10017     President and Chief Executive Officer
Marshal S. Belkin... 345 Kear Street              Director
                     Yorktown Heights,
                     New York 10598
Ward E. Bobitz...... 6620 West Broad Street       Director, Vice President and Assistant
                     Richmond, Virginia 23230     Secretary
Richard I. Byer..... 3060 Lucerne Park Drive      Director
                     Lake Worth, Florida 33467
Paul A. Haley....... 6610 West Broad Street       Director, Senior Vice President and Chief
                     Richmond, Virginia 23230     Actuary
Pamela S. Schutz.... 6610 West Broad Street       Director and Executive Vice President
                     Richmond, Virginia 23230

       NAME                    ADDRESS                      POSITION WITH COMPANY
       ----                    -------                       ---------------------
Ronald P. Joelson... 6620 West Broad Street       Director, Senior Vice President and Chief
                     Richmond, Virginia 23230     Investment Officer
Thomas M. Stinson... 6630 West Broad Street       Director and President, Long Term Care
                     Richmond, Virginia 23230     Division
Terrence O. Jones... 14 Chamberlin Court          Director
                     Cranberry, New Jersey 08512
Kelly L. Groh....... 6610 West Broad Street       Director, Senior Vice President and Chief
                     Richmond, Virginia 23230     Financial Officer
Alexandra Duran..... 150 E. 85th Street           Director
                     New York, New York 10028
Harry D. Dunn....... 700 Main Street              Director and Senior Vice President
                     Lynchburg, Virginia 24504
James J. Buddle..... 704 Green View Lane          Director
                     Doylestown, PA 18901
John G. Apostle, II. 6620 West Broad Street       Vice President and Chief Compliance
                     Richmond, Virginia 23230     Officer
Thomas E. Duffy..... 6610 West Broad Street       Senior Vice President, General Counsel and
                     Richmond, Virginia 23230     Secretary
Geoffrey S. Stiff... 6610 West Broad Street       Senior Vice President
                     Richmond, Virginia 23230
John Connolly....... 6620 West Broad Street       Senior Vice President, Long Term Care
                     Richmond, Virginia 23230     Division
Elena K. Edwards.... 700 Main Street              Senior Vice President
                     Lynchburg, Virginia 24504
Christopher J. Grady 6610 West Broad Street       Senior Vice President
                     Richmond, Virginia 23230
Patrick B. Kelleher. 6620 West Broad Street       Senior Vice President
                     Richmond, Virginia 23230
Scott J. McKay...... 6620 West Broad Street       Senior Vice President
                     Richmond, Virginia 23230
Leon E. Roday....... 6620 West Broad Street       Senior Vice President
                     Richmond, Virginia 23230
James H. Reinhart... 6610 West Broad Street       Senior Vice President
                     Richmond, Virginia 23230
Jac J. Amerell...... 6610 West Broad Street       Vice President and Controller
                     Richmond, Virginia 23230
Gary T. Prizzia..... 6620 West Broad Street       Treasurer
                     Richmond, Virginia 23230
Matthew P. Sharpe... 6610 West Broad Street       Vice President
                     Richmond, Virginia 23230
Michael P. Cogswell. 6610 West Broad Street       Vice President
                     Richmond, Virginia 23230

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                  [FLOW CHART]



ITEM 27.  NUMBER OF CONTRACTOWNERS


   There were 85 owners of Qualified Contracts and 87 owners of Non-Qualified Contracts as of July 13, 2010.


ITEM 28.  INDEMNIFICATION

   (a) Article VII of the By-Laws of Genworth Life Insurance Company of New York provides that:

      1. To the fullest extent allowed under New York Law, including New York Business Corporation Law, the Company shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interest of the Company, and with respect to any criminal action, had no reasonable cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had any reasonable cause to believe his conduct unlawful.

      2. To the fullest extent allowed under New York Law, including New York Business Corporation law, the Company shall indemnify each director, officer or employee of the Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith for a purpose which he reasonably believed to be in the best interests of the Company.

      3. Notice to the Superintendent of Insurance for the State of New York of any payment of indemnification, advancement or allowance under Subsections 1 and 2 above shall be made at least thirty (30) days prior thereto in accordance with the requirements of Section 1216 of New York Insurance Law.

      4. For the purposes of this section, the Company shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the Company also imposes duties on, or-otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interests of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the Company.

      5. Any indemnification under Subsections 1 and 2 (unless ordered by a court) shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Subsections 1 and 2. Such determination shall be made:

          a. by the Board of Directors of the Company by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding; or

          b. if such quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, (1) by the Board upon the opinion of independent legal counsel in a written opinion; or, (2) by the Stockholders of the Company.

      6. Expenses (including attorney's fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Company in advance of the final disposition of such action, suit, or proceeding as authorized in the manner provided in Subsection 3 upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Company in case the person receiving the advancement or allowance is ultimately found not to be entitled to indemnification, or when indemnification is granted to the extent such advances exceed the indemnification to which he is entitled.

      7. The Company shall have the power to the fullest extent allowed under New York Law, including New York Business Corporation law, to indemnify any person referred to in this Section.

      8. Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Company and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

      9. The foregoing rights and indemnification shall not be exclusive of any other rights and indemnifications to which the directors, officers and employees of the Company may be entitled according to law.

      10. Provisions of Article VII as set forth above shall constitute a contract between the Company and the directors.

   Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise under circumstances where the burden of proof set forth in Section 11(b) of the Act has not been sustained, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

ITEM 29.  PRINCIPAL UNDERWRITER


   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity contracts and flexible premium single life and joint and last survivor variable life insurance policies issued through Genworth Life of New York VA Separate Account 1, Genworth Life of New York VA Separate Account 2, Genworth Life of New York VA Separate Account 3 and Genworth Life of New York VL Separate Account 1.


   (b)


       NAME                  ADDRESS             POSITIONS AND OFFICES WITH UNDERWRITER
       ----                   -------            --------------------------------------
Christopher J. Grady 6610 W. Broad St.         Director, President and Chief Executive
                     Richmond, VA 23230        Officer
Thomas E. Duffy..... 6610 W. Broad St.         Director and Vice President
                     Richmond, VA 23230
John G. Apostle, II. 6620 W. Broad St.         Director
                     Richmond, VA 23230
Patrick B. Kelleher. 6610 W. Broad St.         Senior Vice President
                     Richmond, VA 23230
Geoffrey S. Stiff... 6610 W. Broad St.         Senior Vice President
                     Richmond, VA 23230
Edward J. Wiles, Jr. 3001 Summer St.,          Senior Vice President
                     2nd Floor
                     Stamford, CT 06905
Scott E. Wolfe...... 6620 W. Broad Street      Senior Vice President and Chief Compliance
                     Richmond, VA 23230        Officer
Kelly L. Groh....... 6610 W. Broad Street      Chief Financial Officer
                     Richmond, Virginia 23230
James H. Reinhart... 6610 W. Broad St.         Vice President
                     Richmond, VA 23230
Michele L. Trampe... 6610 W. Broad St.         Vice President and Controller
                     Richmond, VA 23230
Gary T. Prizzia..... 6620 W. Broad Street      Treasurer
                     Richmond, VA 23230
Bonnie C. Turner.... 6610 W. Broad St.         Financial & Operations Principal
                     Richmond, VA 23230


   (c)

                                     (2)
            (1)                NET UNDERWRITING       (3)            (4)
          NAME OF               DISCOUNTS AND     COMPENSATION    BROKERAGE      (5)
    PRINCIPAL UNDERWRITER        COMMISSIONS     ON REDEMPTION   COMMISSIONS COMPENSATION
    ---------------------      ----------------   -------------  ----------- ------------
Capital Brokerage Corporation. Not Applicable    Not Applicable      9.9%     $0 million

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life Insurance Company of New York at its Service Center at 6610 West Broad Street, Richmond, Virginia 23230.

ITEM 31.  MANAGEMENT SERVICES

   Not Applicable.

ITEM 32.  UNDERTAKINGS

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life Insurance Company of New York at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   (d) Genworth Life Insurance Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life Insurance Company of New York.

  SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life Insurance Company of New York represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 19th day of July, 2010.


                                   GENWORTH LIFE OF NEW YORK VA SEPARATE
                                     ACCOUNT 3
                                     (Registrant)

                                   By:         /s/  MICHAEL P. COGSWELL
                                        ---------------------------------------
                                                  MICHAEL P. COGSWELL
                                                    VICE PRESIDENT

                                   Genworth Life Insurance Company of New York
                                     (Depositor)

                                   By:         /s/  MICHAEL P. COGSWELL
                                        ---------------------------------------
                                                  MICHAEL P. COGSWELL
                                                    VICE PRESIDENT

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


        SIGNATURE                         TITLE                     DATE
        ---------                         -----                      ----

  /S/  DAVID J. SLOANE    Director, Chairperson of the          July 19, 2010
 ------------------------   Board, President and Chief
     DAVID J. SLOANE        Executive Officer

 ------------------------ Director                              July   , 2010
    MARSHAL S. BELKIN

  /S/  WARD E. BOBITZ*    Director, Vice President and          July 19, 2010
 ------------------------   Assistant Secretary
     WARD E. BOBITZ

  /S/  RICHARD I. BYER*   Director                              July 19, 2010
 ------------------------
     RICHARD I. BYER

   /S/  PAUL A. HALEY*                                          July 19, 2010
 ------------------------   Director, Senior Vice President and
      PAUL A. HALEY         Chief Actuary

 ------------------------ Director                              July   , 2010
     ALEXANDRA DURAN

 /S/  PAMELA S. SCHUTZ*   Director and Executive Vice           July 19, 2010
 ------------------------   President
    PAMELA S. SCHUTZ

 ------------------------ Director, Senior Vice                 July   , 2010
    RONALD P. JOELSON       President and Chief
                            Investment Officer

 /S/  THOMAS M. STINSON*  Director and President, Long          July 19, 2010
 ------------------------   Term Care Division
    THOMAS M. STINSON

            SIGNATURE                     TITLE                  DATE
            ---------                     -----                   ----

       /S/  HARRY D. DUNN*    Director and Vice President    July 19, 2010
     ------------------------
          HARRY D. DUNN

     /S/  TERRENCE O. JONES*  Director                       July 19, 2010
     ------------------------
        TERRENCE O. JONES

      /S/  JAMES J. BUDDLE*   Director                       July 19, 2010
     ------------------------
         JAMES J. BUDDLE

       /S/  KELLY L. GROH*    Director, Senior Vice          July 19, 2010
     ------------------------   President and Chief
          KELLY L. GROH         Financial Officer

      /S/  JAC J. AMERELL*    Vice President and Controller  July 19, 2010
     ------------------------
         JAC J. AMERELL



*By:  /s/  MICHAEL P. COGSWELL  , pursuant to Power of                 July 19, 2010
      -------------------------   Attorney executed on December 16,
        MICHAEL P. COGSWELL       2009.